Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 430,258	$ 343,826	$ 224,490
General and administrative expenses	70,780	69,611	41,547
Interest income, related party			305
Related Party
General and administrative expenses	1,737	455
Marketing Services
Revenues	249,861	246,634	167,711
Marketing Services | Related Party
Revenues			$ 375